SHARE CAPITAL (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule of Stockholders Equity [Table Text Block]
	September 30, 2018		March 31, 2018
	Number of		Number of
	shares	$	shares	$
Exchangeable Shares:
Balance beginning of year	295,146	295	319,396	319
Converted into common shares (a)	(21,572)	(22)	(24,250)	(24)
Balance at the end of period	273,574	273	295,146	295
Common Shares
Balance at beginning of the period	1,368,856	1,369	325,901	326
Shares issued to exchangeable shares	21,572	22	24,250	24
Shares issued on conversion of loans (b)	947,034	947	985,370	986
Warrants exercised	-	-	33,335	33
Balance at end of the period	2,337,462	2,338	1,368,856	1,369
TOTAL SHARES	2,611,036	2,611	1,664,002	1,664

(a)	During the six month period ended September 30, 2018 21,572 exchangeable shares were exchanged on a 1 for 1 basis in accordance with their terms. (March 31, 2018 – 24,250)

(b)
During the six month period ended September 30, 2018, 947,034 shares of common stock were issued. Of this amount 263,639 shares of common stock were issued once the Company increased its authorized shares of common stock from 250,000,000 to 500,000,000. These shares relate to convertible loans and interest that converted on March 31, 2018 and were recorded as a liability on March 31, 2018 until the shares were issued on June 12, 2018. The liability was reclassified at June 12, 2018 into equity by recording the original value of $2,470,622 of the shares to be issued, as well as the fair value of options and warrants at June 12, 2018 net of fair value of options issued in the period ended June 12, 2018 of $1,173,534, which was charged to equity and a $2,048,697 gain on the fair value reevaluation was recognized as other income in the Statement of Operations and Comprehensive Loss. The Company converted $4,732,853 of convertible loans and interest into 683,395 common shares on July 20, 2018 in accordance with their terms.

(c)	On October 29, 2018 the Company completed the consolidation on a one-for-one to one hundred and fifty (1:150) reverse consolidation.

	March 31, 2018		March 31, 2017
	Number of shares	$	Number of shares	$
Exchangeable Shares:
Balance beginning of year	319,396	319	333,334	333
Converted into common shares (e)	(24,250)	(24)	(13,938)	(14)
Balance at end of year	295,146	295	319,396	319
Common Shares
Balance at beginning of the year	325,901	326	150,608	150
Shares issued on acquisition (Note 4)	-	-	157,667	157
Shares issued to exchangeable shareholders (e)	24,250	24	13,938	14
Shares issued for services (d)	-	-	1,447	2
Shares issued on conversion of loans (b)	985,370	986	-	-
Options exercised (Note 11)	-	-	734	1
Warrants exercised (a)	33,335	33	1,165	1
Cashless exercise of warrants (c)	-	-	342	1
Balance at end of the year	1,368,856	1,369	325,901	326
TOTAL SHARES	1,664,002	1,664	645,297	645

(a)	During the year ended March 31, 2018, the Company consummated an offer to amend and exercise to its warrant holders, enabling them to exercise their outstanding warrants for $37.50 per share, and as a result, 33,335 common shares were issued for net proceeds of $1,125,038 (Note 12).

(b)
During the year ended March 31, 2018, the Company converted $9,171,604 of notes payable and interest into 985,370 common shares. Under the terms of this conversion the remaining $1,220,629 of principal and interest was required to be converted into 263,639 common shares, but were unable to be issued as a result of the Company not having enough authorized shares. The
$
2,470,622 value of these shares at March 31, 2018 has been classified as a liability until the common shares can be issued. In addition, there was a $376,674 loss recorded in the year connected to the difference of the $2,847,296 market value of the shares at March 31, 2018 and the value of these shares which resulted on the conversion of notes payable, the exercise price of which was based on a 30 day VWAP
.

(c)	During the year ended March 31, 2017, 342 common shares were issued as a result of a cashless exercise of 1,747 warrants with an exercise price of $120.00. Under the terms of the warrant agreement the value of the warrants on exercise is attributed to the shares on exercise and the Company has recognized a value of $43,562.

(d)	The Company issued 1,447 common shares during the year ended March 31, 2017 for consulting services and recognized $59,500 of share compensation expense.

(e)	During the year ended March 31, 2018, 24,250 exchangeable shares were exchanged for common shares on a 1 for 1 basis in accordance with their terms. (March 31, 2017 –13,938 shares)

(f)	On October 29, 2018, the Company completed a one-for-one hundred and fifty to one (1:150) reverse stock consolidation.